UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of Registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31,

Date of reporting period: April 30, 2015

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	April 30, 2015

LEGG MASON BW

ALTERNATIVE CREDIT FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund’s objective is to provide positive returns independent of market cycles through a high level of income and capital appreciation.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Legg Mason BW Alternative Credit Fund for the six-month reporting period ended April 30, 2015. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

I am pleased to introduce myself as the new President and Chief Executive Officer of the Fund, succeeding Kenneth D. Fuller. I am honored to have been appointed to my new role. During my 27 year career with Legg Mason, I have seen the investment management industry evolve and expand. Throughout these changes, maintaining an unwavering focus on our shareholders and their needs has remained paramount.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

June 1, 2015

II	Legg Mason BW Alternative Credit Fund

Investment commentary

Economic review

After initially expanding, the U.S. economy contracted during the six months ended April 30, 2015 (the “reporting period”). The U.S. Department of Commerce reported that third quarter 2014 U.S. gross domestic product (“GDP”)i growth was 5.0%, its strongest reading since the third quarter of 2003. However, fourth quarter 2014 GDP growth slowed to a modest 2.2%. The deceleration in growth primarily reflected an upturn in imports, a downturn in federal government spending and moderating nonresidential fixed investment. After the reporting period ended, the U.S. Department of Commerce reported that its second estimate for first quarter 2015 GDP was -0.7%. This downturn was attributed to a number of factors, including negative contributions from exports, nonresidential fixed investment, and state and local government spending.

Activity in the U.S. manufacturing sector also moderated during the reporting period. Based on the Institute for Supply Management’s Purchasing Managers’ Index (“PMI”)ii, U.S. manufacturing expanded during all six months of the reporting period (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). After a reading of 57.6 in November 2014, the PMI generally decelerated over much of the reporting period and the PMI was 51.5 in April 2015.

The labor market was largely a tailwind for the economy during the reporting period. When the period began, unemployment was 5.8%, as reported by the U.S. Department of Labor. Unemployment generally declined during the reporting period and was 5.4% in April 2015, its lowest level since May 2008.

Growth outside the U.S. was mixed. In its April 2015 World Economic Outlook Update, released after the reporting period ended, the International Monetary Fund (“IMF”) said: “Global growth remains moderate, with uneven prospects across the main countries and regions. Relative to last year, the outlook for advanced economies is improving, while growth in emerging market and developing economies is projected to be lower, primarily reflecting weaker prospects for some large emerging market economies and oil-exporting countries.” From a regional perspective, the IMF projects that 2015 growth in the Eurozone will be 1.5%, versus 0.9% in 2014. Japan’s economy is expected to expand 1.0% in 2015, compared to -0.1% in 2014. Elsewhere, the IMF said that overall growth in emerging market countries will decelerate in 2015, with growth of 4.3% versus 4.6% in 2014.

Legg Mason BW Alternative Credit Fund	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (“Fed”)iii respond to the economic environment?

A. The Fed took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. As it has since December 2008, the Fed kept the federal funds rateiv at a historically low range between zero and 0.25%. The Fed ended its asset purchase program that was announced in December 2012. In December 2014, the Fed said that “it can be patient in beginning to normalize the stance of monetary policy.” Finally, at its meeting that ended on April 29, 2015, the Fed said, “…economic growth slowed during the winter months, in part reflecting transitory factors…The Committee currently anticipates that, even after employment and inflation are near mandate-consistent levels, economic conditions may, for some time, warrant keeping the target federal funds rate below levels the Committee views as normal in the longer run.”

Q. What actions did international central banks take during the reporting period?

A. Given the economic challenges in the Eurozone, the European Central Bank (“ECB”)v took a number of actions to stimulate growth and ward off deflation. On June 5, 2014, before the beginning of the reporting period, the ECB reduced rates to a new low of 0.15% and announced it would charge commercial banks 0.10% to keep money at the ECB. This “negative deposit rate” was aimed at encouraging commercial banks to lend some of their incremental cash which, in turn, could help to spur growth. On September 4, 2014, the ECB reduced rates to yet another record low of 0.05% and it began charging commercial banks 0.20% to keep money at the ECB. Furthermore, the ECB started purchasing securitized loans and covered bonds in October 2014. Finally, on January 22, 2015, the ECB announced that beginning in March 2015 it would start a €60 billion-a-month bond buying program that is expected to run until September 2016. In other developed countries, the Bank of England kept rates on hold at 0.50% during the reporting period, as did Japan at a range of zero to 0.10%, its lowest level since 2006. At the end of October 2014, the Bank of Japan announced that it would increase its asset purchases between 10 trillion yen and 20 trillion yen ($90.7 billion to $181.3 billion) to approximately 80 trillion yen ($725 billion) annually, in an attempt to stimulate growth. Elsewhere, after holding rates steady at 6.0% since July 2012, the People’s Bank of China cut the rate to 5.60% on November 21, 2014 and to 5.35% on February 28, 2015. Finally, on May 11, 2015, after the reporting period ended, China’s central bank cut the rate to 5.10% in an effort to stimulate growth.

Q. Did Treasury yields trend higher or lower during the reporting period?

A. Short-term Treasury yields moved higher, whereas long-term Treasury yields declined during the reporting period. When the reporting period began, the yield on the two-year Treasury was 0.50%. It was as high as 0.73% towards the end of December 2014 and again on March 6, 2015, and fell as low as 0.44% on January 15, 2015, before ending the period at 0.58%. The yield on the ten-year Treasury began the period at 2.35% and its peak of 2.39% occurred on November 6, 2014. The yield on the ten-year Treasury was as low as 1.68% in late

IV	Legg Mason BW Alternative Credit Fund

January/early February 2015 and concluded the period at 2.05%.

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. The spread sectors largely posted positive returns during the reporting period. Performance fluctuated with investor sentiment given uncertainties regarding future Fed monetary policy, concerns over global growth and geopolitical issues. The overall U.S. bond market, as measured by the Barclays U.S. Aggregate Indexvi, gained 2.06% during the six months ended April 30, 2015.

Q. How did the high-yield bond market perform over the reporting period?

A. The U.S. high-yield bond market, as measured by the Barclays U.S. Corporate High Yield — 2% Issuer Cap Indexvii, returned 1.52% for the six months ended April 30, 2015. High yield bonds were volatile during the reporting period, and posted positive returns in January, February and April 2015, while declining in November and December 2014, and March 2015. While the underlying fundamentals in the high-yield market remained generally solid and defaults were well below their long-term average, the asset class was dragged down at times, primarily due to sharply falling oil prices.

Q. How did the emerging markets debt asset class perform over the reporting period?

A. The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)viii returned 0.70% during the six months ended April 30, 2015. While the asset class rose during much of the reporting period, those gains were largely offset by a sharp decline in December 2014. This setback was triggered by a number of factors, including expectations for future Fed rate hikes, concerns over global growth, declining oil prices and weak investor demand.

Performance review

For the six months ended April 30, 2015, Class IS shares of Legg Mason BW Alternative Credit Fund returned 1.39%. The Fund’s unmanaged benchmarks, the Citigroup 3-Month U.S. Treasury Bill Indexix and the Barclays Global High Yield Indexx returned 0.01% and -0.05%, respectively, for the same period. The Lipper Alternative Credit Focus Funds Category Average1 returned 0.26% over the same time frame.

Performance Snapshot as of April 30, 2015 (unaudited)
(excluding sales charges)	6 months
Legg Mason BW Alternative Credit Fund:
Class A	1.23%
Class C	0.89%
Class FI	1.24%
Class I	1.39%
Class IS	1.39%
Citigroup 3-Month U.S. Treasury Bill Index	0.01%
Barclays Global High Yield Index	-0.05%
Lipper Alternative Credit Focus Funds Category Average[1]	0.26%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended April 30, 2015, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 254 funds in the Fund’s Lipper category, and excluding sales charges.

Legg Mason BW Alternative Credit Fund	V

Investment commentary (cont’d)

To obtain performance data current to the most recent month end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would have been lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yield for the period ended April 30, 2015 for Class A, Class C, Class FI, Class I and Class IS shares was 0.68%, 0.07%, 0.65%, 1.05% and 1.08%. The 30-Day SEC Yield is subject to change and is based on the yield to maturity of the Fund’s investments over a 30-day period and not on the dividends paid by the Fund, which may differ.

The Fund is the successor to an institutional account (the “Predecessor”). On November 29, 2013, the Predecessor transferred its assets to the Fund in exchange for the Fund’s Class IS shares.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated March 1, 2015, the gross total annual operating expense ratio for Class A, Class C, Class FI, Class I and Class IS shares was 1.56%, 2.25%, 1.48%, 1.26% and 1.30%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets is not expected to exceed 1.65% for Class A shares, 2.40% for Class C shares, 1.65% for Class FI shares, 1.35% for Class I shares and 1.25% for Class IS shares. In addition, total annual fund operating expenses for Class IS shares will not exceed total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

June 1, 2015

VI	Legg Mason BW Alternative Credit Fund

RISKS: Fixed income securities involve interest rate, credit, inflation and reinvestment risks; and possible loss of principal. As interest rates rise, the value of fixed income securities falls. High-yield bonds known as “junk bonds” possess greater price volatility, illiquidity and possibility of default. Asset-backed, mortgage-backed or mortgage related securities are subject to prepayment and extension risks. International investments are subject to special risks, including currency fluctuations, as well as social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. To the extent the Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on fund performance relative to a more geographically diversified fund. Equity securities are subject to price fluctuation and possible loss of principal. The Fund may use derivatives to a significant extent, which could result in substantial losses and greater volatility in the Fund’s net assets. Derivatives, such as options and futures, can be illiquid, may disproportionately increase losses and have a potentially large impact on Fund performance. Potential active and frequent trading may result in higher transaction costs and increased investor liability. The use of leverage may increase volatility and possibility of loss. The Fund is non-diversified and may invest its assets in a limited number of issuers or strategies. The manager’s investment style may become out of favor and/or the manager’s selection process may prove incorrect; which may have a negative impact on the Fund’s performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole. Forecasts and predictions are inherently limited and should not be relied upon as an indication of actual or future performance.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the U.S. manufacturing sector.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]	The European Central Bank (“ECB”) is responsible for the monetary system of the European Union and the euro currency.

vi

The Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

vii

The Barclays U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

viii

The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments.

ix	The Citigroup 3-Month U.S. Treasury Bill Index is an unmanaged index generally representative of the average yield of 3-month U.S. Treasury bills.

[x]

The Barclays Global High Yield Index provides a broad-based measure of the global high-yield fixed-income markets, representing the union of the U.S. High-Yield, Pan-European High-Yield, U.S. Emerging Markets High-Yield, CMBS High-Yield and Pan European Emerging Markets High-Yield Indices.

Legg Mason BW Alternative Credit Fund	VII

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of April 30, 2015 and October 31, 2014 and does not include derivatives, such as forward foreign currency contracts and swaps contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Legg Mason BW Alternative Credit Fund 2015 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on November 1, 2014 and held for the six months ended April 30, 2015.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	1.23%	$1,000.00	$1,012.30	1.57%	$7.83	Class A	5.00%	$1,000.00	$1,017.01	1.57%	$7.85
Class C	0.89	1,000.00	1,008.90	2.25	11.21	Class C	5.00	1,000.00	1,013.64	2.25	11.23
Class FI	1.24	1,000.00	1,012.40	1.55	7.73	Class FI	5.00	1,000.00	1,017.11	1.55	7.75
Class I	1.39	1,000.00	1,013.90	1.27	6.34	Class I	5.00	1,000.00	1,018.50	1.27	6.36
Class IS	1.39	1,000.00	1,013.90	1.25	6.24	Class IS	5.00	1,000.00	1,018.60	1.25	6.26

2	Legg Mason BW Alternative Credit Fund 2015 Semi-Annual Report

[1]	For the six months ended April 30, 2015.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Legg Mason BW Alternative Credit Fund 2015 Semi-Annual Report	3

Schedule of investments (unaudited)

April 30, 2015

Legg Mason BW Alternative Credit Fund

Security	Rate	Maturity Date	Face Amount†		Value
Collateralized Mortgage Obligations — 72.1%
ALBA PLC, 2007-1 D	1.064%	3/17/39	7,000,000	GBP	$9,290,393	(a)(b)
Atlantes Mortgage PLC, 2001 B	1.304%	1/17/36	4,400,000	EUR	4,748,268	(a)(b)
Bankinter Fondo de Titulizacion de Activos, 2013 A2	0.154%	7/17/49	4,366,088	EUR	4,668,957	(a)(b)
BBVA RMBS Fondo de Titulizacion de Activos, 2007-1 A2	0.155%	6/19/50	9,557,310	EUR	10,196,077	(a)(b)
BBVA RMBS Fondo de Titulizacion de Activos, 2007-2 A2	0.165%	9/17/50	15,431,375	EUR	16,784,606	(a)(b)
Capital Mortgage, 2007-1 A1	0.183%	1/30/47	14,832,729	EUR	15,847,430	(a)(b)
Citigroup Commercial Mortgage Trust, 2007-C6 AJ	5.900%	12/10/49	9,175,000		9,091,691	(a)
Citigroup Commercial Mortgage Trust, 2007-C6 AJFX	5.900%	7/10/17	20,200,000		20,053,671	(a)(c)
Connecticut Avenue Securities, 2014-C03 1M2	3.181%	7/25/24	16,156,000		15,477,480	(a)
CSAIL Commercial Mortgage Trust, 2015-C1 D	3.945%	4/15/50	5,500,000		4,925,404	(a)(c)
Fondo de Titulizacion de Activos UCI, 2009 B	0.675%	6/19/35	1,044,409	EUR	1,030,963	(a)(b)
Fondo de Titulizacion de Activos UCI, 2016 A2	0.177%	6/16/49	21,318,046	EUR	21,138,040	(a)(b)
Fondo de Titulizacion de Activos UCI, 2016 B	0.327%	6/16/49	10,000,000	EUR	8,165,140	(a)(b)
Grifonas Finance PLC, 2001 A	0.394%	8/28/39	6,587,833	EUR	5,011,848	(a)(b)
Hipocat Fondo de Titulizacion de Activos, HIPO-11 A2	0.141%	1/15/50	21,542,252	EUR	21,377,310	(a)(b)
Hipocat Fondo de Titulizacion de Activos, HIPO-11 A3	0.171%	1/15/50	19,251,136	EUR	19,132,787	(a)(b)
Hipocat Fondo de Titulizacion de Activos, HIPO-8 B	0.187%	3/15/38	11,906,761	EUR	11,310,093	(a)(b)
IM Pastor Fondo de Titulizacion de Activos, 2003 A	0.165%	3/22/43	15,076,978	EUR	14,818,402	(a)(b)
IM Pastor Fondo de Titulizacion de Activos, 2004 A	0.165%	3/22/44	25,185,369	EUR	24,844,376	(a)(b)
Infinity, SOPR A	0.235%	11/5/19	13,222,224	EUR	13,770,197	(a)(b)
Kensington Mortgage Securities PLC, 2007-1X B1B	0.877%	6/14/40	3,861,056	EUR	3,887,099	(a)(b)
Kildare Securities Ltd., 2007-1 A3	0.236%	12/10/43	17,250,000	EUR	18,347,631	(a)(b)
Lusitano Mortgages PLC, 2002 B	1.008%	11/16/46	4,375,000	EUR	4,582,532	(a)(b)
Lusitano Mortgages PLC, 2004 A	0.247%	9/15/48	12,837,773	EUR	13,384,775	(a)(b)
Lusitano Mortgages PLC, 2006 A	0.227%	3/15/60	39,007,675	EUR	40,647,450	(a)
Magellan Mortgages PLC, 2002 B	1.102%	7/18/36	2,180,000	EUR	2,326,991	(a)(b)
Magellan Mortgages PLC, 2003 A	0.308%	5/15/58	24,710,075	EUR	25,370,867	(a)(b)
Magellan Mortgages PLC, 2004 A	0.142%	7/20/59	31,193,955	EUR	31,928,382	(a)(b)
Mansard Mortgages PLC, 2007-2X M2	2.564%	12/15/49	9,350,000	GBP	13,721,751	(a)(b)
Newgate Funding PLC, 2006-2 DB	0.918%	12/1/50	2,200,000	EUR	2,032,429	(a)(b)
Newgate Funding PLC, 2006-3X CB	0.502%	12/1/50	5,900,000	EUR	5,435,713	(a)(b)
Newgate Funding PLC, 2007-1X CB	0.420%	12/1/50	5,000,000	EUR	4,577,067	(a)(b)
Newgate Funding PLC, 2007-2X BB	0.277%	12/15/50	9,500,000	EUR	8,584,157	(a)(b)
Newgate Funding PLC, 2007-2X CB	0.467%	12/15/50	3,000,000	EUR	2,663,583	(a)(b)
Newgate Funding PLC, 2007-3X CB	1.527%	12/15/50	10,490,744	EUR	10,804,951	(a)(b)
Pastor GC Hipotecario 5, A2	0.195%	6/21/46	20,529,152	EUR	20,440,197	(a)(b)
RMAC Securities PLC, 2006-NS1X B1C	0.912%	6/12/44	13,051,880	EUR	12,809,437	(a)(b)
RMAC Securities PLC, 2006-NS4X B1C	0.882%	6/12/44	12,628,421	EUR	12,063,624	(a)(b)

See Notes to Financial Statements.

4	Legg Mason BW Alternative Credit Fund 2015 Semi-Annual Report

Legg Mason BW Alternative Credit Fund

Security	Rate	Maturity Date	Face Amount†		Value
Collateralized Mortgage Obligations — continued
Rural Hipotecario Fondo De Titulizacion Hipotec, 2005 C	1.477%	3/15/35	1,443,661	EUR	$1,513,193	(a)(b)
Rural Hipotecario Fondo De Titulizacion Hipotec, 2009 A2	0.188%	2/17/50	1,533,389	EUR	1,678,800	(a)(b)
Structured Agency Credit Risk Debt Notes, 2014-DN1 M3	4.681%	2/25/24	4,530,000		4,782,280	(a)
Structured Agency Credit Risk Debt Notes, 2014-DN2 M3	3.781%	4/25/24	34,905,000		34,601,257	(a)
Structured Agency Credit Risk Debt Notes, 2014-DN4 M3	4.731%	10/25/24	51,280,000		53,608,574	(a)
Structured Agency Credit Risk Debt Notes, 2014-HQ2 M3	3.931%	9/25/24	18,150,000		17,912,308	(a)
Structured Agency Credit Risk Debt Notes, 2014-HQ3 M3	4.931%	10/25/24	11,725,000		12,449,113	(a)
Structured Agency Credit Risk Debt Notes, 2015-DN1 M3	4.331%	1/25/25	11,000,000		11,451,242	(a)
TDA CAM Fondo de Titulizacion de Activos, 2001 B	0.575%	9/22/32	2,000,000	EUR	2,136,292	(a)(b)
TDA CAM Fondo de Titulizacion de Activos, 2002 B	0.698%	10/26/32	3,600,000	EUR	3,762,899	(a)(b)
TDA CAM Fondo de Titulizacion de Activos, 2004 A	0.111%	6/26/39	18,995,758	EUR	20,692,126	(a)(b)
TDA CAM Fondo de Titulizacion de Activos, 2005 A	0.118%	10/26/43	8,087,278	EUR	8,577,740	(a)(b)
TDA CAM Fondo de Titulizacion de Activos, 2007 A2	0.184%	2/26/49	26,406,199	EUR	28,101,686	(a)(b)
TDA CAM Fondo de Titulizacion de Activos, 2008 A	0.174%	2/26/49	31,773,432	EUR	33,054,800	(a)(b)
TDA CAM Fondo de Titulizacion de Activos, 2009 A2	0.189%	4/28/50	28,663,119	EUR	29,457,944	(a)(b)
TDA CAM Fondo de Titulizacion de Activos, 2009 A3	0.199%	4/28/50	6,565,466	EUR	6,703,529	(a)(b)
TDA Fondo de Titulizacion de Activos, 2024-A1	0.155%	6/22/40	5,349,645	EUR	5,773,224	(a)(b)
TDA Fondo de Titulizacion de Activos, 2027-A2	0.171%	12/28/50	10,260,612	EUR	10,988,702	(a)(b)
TDA Mixto Fondo de Titulizacion de Activos, 2016 B1	0.674%	3/22/35	2,500,000	EUR	2,602,393	(a)(b)
Wachovia Bank Commercial Mortgage Trust, 2006-C29 AJ	5.368%	11/15/48	15,304,250		15,572,503	(a)
Total Collateralized Mortgage Obligations (Cost — $858,905,700)					790,712,374
Asset-Backed Securities — 17.8%
Access Group Inc., 2005-A B	1.077%	7/25/34	15,495,705		13,941,021	(a)
Apidos CLO XVI, 2013-16A D	4.775%	1/19/25	7,000,000		6,173,258	(a)(c)
Ares XXVII CLO Ltd., 2013-2X D	4.029%	7/28/25	5,000,000		4,884,540	(a)(b)
Cent CLO 20 Ltd., 2013-20X E	4.877%	1/25/26	6,500,000		5,853,250	(a)(b)
CFIP CLO Ltd., 2013-1A E	5.425%	4/20/24	7,000,000		6,564,600	(a)(c)
CIFC Funding Ltd., 2013-4A E	5.011%	11/27/24	4,000,000		3,622,292	(a)(c)
CIFC Funding Ltd., 2013-4X E	5.011%	11/27/24	2,000,000		1,811,146	(a)(b)
Denali Capital CLO X Ltd., 2013-1A B2L	5.027%	4/28/25	8,400,000		7,621,320	(a)(c)
Ellington Loan Acquisition Trust, 2007-2 A2B	1.131%	5/25/37	18,200,000		17,239,459	(a)(c)
Figueroa CLO Ltd., 2013-1A D	5.032%	3/21/24	7,500,000		6,917,025	(a)(c)
Flagship VII Ltd., 2013-7A E	5.025%	1/20/26	9,300,000		8,226,780	(a)(c)
Gale Force 3 CLO Ltd., 2007-3A D	1.675%	4/19/21	5,000,000		4,803,000	(a)(c)
LCM Limited Partnership, 2009-A E	4.477%	7/14/22	6,000,000		5,773,200	(a)(c)
LCM Limited Partnership, 2014-A E	4.925%	7/15/25	7,150,000		6,526,398	(a)(c)
Madison Park Funding XII Ltd., 2014-12A E	5.375%	7/20/26	4,500,000		4,167,130	(a)(c)
MAPS CLO Fund II Ltd., 2007-2A D	4.525%	7/20/22	5,000,000		4,790,500	(a)(c)

See Notes to Financial Statements.

Legg Mason BW Alternative Credit Fund 2015 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

April 30, 2015

Legg Mason BW Alternative Credit Fund

Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
Mountain View Funding CLO, 2007-3A E	3.926%	4/16/21	7,000,000	$6,759,669	(a)(c)
Octagon Investment Partners XI Ltd., 2007-1A C	2.262%	8/25/21	4,500,000	4,204,800	(a)(c)
Octagon Investment Partners XVIII Ltd., 2013-1A D	5.507%	12/16/24	5,598,000	5,068,586	(a)(c)
Option One Mortgage Loan Trust, 2005-4 M1	0.621%	11/25/35	5,190,000	4,891,814	(a)
SLM Student Loan Trust, 2005-B B	0.671%	6/15/39	1,122,970	1,040,506	(a)
SLM Student Loan Trust, 2005-B C	0.971%	6/15/39	14,784,338	14,065,509	(a)
Sound Point CLO III Ltd., 2013-2A E	4.875%	7/15/25	6,000,000	5,435,166	(a)(c)
Venture XIII CLO Ltd., 2013-13A E	5.565%	6/10/25	7,000,000	6,507,886	(a)(c)
Vericrest Opportunity Loan Transferee, 2014-NPL9 A1	3.375%	11/25/54	3,629,715	3,626,162	(c)
Vericrest Opportunity Loan Transferee, 2014-NPL9 A2	4.750%	11/25/54	10,000,000	9,931,570	(c)
Vericrest Opportunity Loan Transferee XXII LLC, 2015-NPL4 A1	3.500%	2/25/55	5,378,636	5,380,492	(c)
Vericrest Opportunity Loan Transferee XXII LLC, 2015-NPL4 A2	4.750%	2/25/55	8,500,000	8,370,647	(c)
Vericrest Opportunity Loan Transferee XXXIII LLC, 2015-NPL5 A2	4.250%	3/25/55	7,500,000	7,360,252	(c)
WhiteHorse VI Ltd., 2012-1A B2L	5.505%	2/3/25	4,000,000	3,698,400	(a)(c)
Total Asset-Backed Securities (Cost — $196,778,358)				195,256,378
Total Investments before Short-Term Investments (Cost — $1,055,684,058)				985,968,752

			Shares
Short-Term Investments — 9.8%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost — $107,256,735)	0.104%		107,256,735	107,256,735
Total Investments — 99.7% (Cost — $1,162,940,793#)				1,093,225,487
Other Assets in Excess of Liabilities — 0.3%				3,657,443
Total Net Assets — 100.0%				$1,096,882,930

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

6	Legg Mason BW Alternative Credit Fund 2015 Semi-Annual Report

Legg Mason BW Alternative Credit Fund

Abbreviations used in this schedule:
CLO	— Collateral Loan Obligation
EUR	— Euro
GBP	— British Pound

Summary of Investments by Country** (unaudited)
Spain	29.3%
United States	27.7
Portugal	11.0
Cayman Islands	9.3
United Kingdom	8.3
Ireland	1.9
Italy	1.4
France	1.3
Short-Term Investments	9.8
100.0%

**	As a percentage of total investments. Please note that the Fund holdings are as of April 30, 2015 and are subject to change.

See Notes to Financial Statements.

Legg Mason BW Alternative Credit Fund 2015 Semi-Annual Report	7

Statement of assets and liabilities (unaudited)

April 30, 2015

Assets:
Investments, at value (Cost — $1,162,940,793)	$1,093,225,487
Foreign currency, at value (Cost — $1,667,163)	1,485,256
Cash	28,333
Unrealized appreciation on forward foreign currency contracts	12,463,577
Receivable from broker — variation margin on centrally cleared swaps	6,098,160
Deposits with brokers for centrally cleared swap contracts	5,646,262
Receivable for Fund shares sold	2,302,746
Interest receivable	1,182,627
OTC swaps, at value (premiums paid — $69,630)	173,594
Receivable for open OTC swap contracts	81,076
Prepaid expenses	101,907
Total Assets	1,122,789,025

Liabilities:
Payable for securities purchased	15,972,707
Unrealized depreciation on forward foreign currency contracts	6,197,909
Payable for Fund shares repurchased	1,425,574
Investment management fee payable	1,005,504
OTC swaps, at value (premiums received — $852,084)	799,322
Deposits from brokers for OTC swap contracts	360,000
Service and/or distribution fees payable	67,168
Distributions payable	38,600
Accrued expenses	39,311
Total Liabilities	25,906,095
Total Net Assets	$1,096,882,930

Net Assets:
Par value (Note 7)	$1,036
Paid-in capital in excess of par value	1,112,726,397
Overdistributed net investment income	(381,521)
Accumulated net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	47,356,240
Net unrealized depreciation on investments, swap contracts and foreign currencies	(62,819,222)
Total Net Assets	$1,096,882,930

See Notes to Financial Statements.

8	Legg Mason BW Alternative Credit Fund 2015 Semi-Annual Report

Statement of assets and liabilities (unaudited) (cont’d)

Shares Outstanding:
Class A	14,611,872
Class C	4,275,033
Class FI	2,075,608
Class I	70,065,126
Class IS	12,534,859

Net Asset Value:
Class A (and redemption price)	$10.59
Class C*	$10.59
Class FI (and redemption price)	$10.59
Class I (and redemption price)	$10.59
Class IS (and redemption price)	$10.60
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$11.06

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

Legg Mason BW Alternative Credit Fund 2015 Semi-Annual Report	9

Statement of operations (unaudited)

For the Six Months Ended April 30, 2015

Investment Income:
Interest	$12,367,105
Less: Foreign taxes withheld	(615)
Total Investment Income	12,366,490

Expenses:
Investment management fee (Note 2)	4,670,628
Service and/or distribution fees (Notes 2 and 5)	316,903
Transfer agent fees (Note 5)	181,195
Audit and tax fees	76,259
Registration fees	65,729
Fees recaptured by investment manager (Note 2)	52,194
Trustees’ fees	34,975
Fund accounting fees	30,048
Legal fees	19,414
Custody fees	17,020
Shareholder reports	14,008
Insurance	1,466
Miscellaneous expenses	2,988
Total Expenses	5,482,827
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(655)
Net Expenses	5,482,172
Net Investment Income	6,884,318

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	(8,389,449)
Futures contracts	2,551,513
Swap contracts	714,193
Foreign currency transactions	69,148,578
Net Realized Gain	64,024,835
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	(51,978,793)
Swap contracts	720,956
Foreign currencies	(10,343,332)
Change in Net Unrealized Appreciation (Depreciation)	(61,601,169)
Net Gain on Investments, Futures Contracts, Swap Contracts and Foreign Currency Transactions	2,423,666
Increase in Net Assets From Operations	$9,307,984

See Notes to Financial Statements.

10	Legg Mason BW Alternative Credit Fund 2015 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended April 30, 2015 (unaudited) and the Year Ended October 31, 2014	2015	2014†

Operations:
Net investment income	$6,884,318	$2,803,954
Net realized gain	64,024,835	3,965,878
Change in net unrealized appreciation (depreciation)	(61,601,169)	(1,474,868)
Increase in Net Assets from Operations	9,307,984	5,294,964

Distributions to Shareholders from (Notes 1 and 6):
Net investment income	(7,279,988)	(2,668,146)
Net realized gains	(20,978,064)	—
Decrease in Net Assets from Distributions to Shareholders	(28,258,052)	(2,668,146)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	773,484,501	532,715,515
In-kind capital contribution (Note 8)	—	37,308,613
Reinvestment of distributions	27,255,096	2,567,390
Cost of shares repurchased	(226,061,100)	(34,063,835)
Increase in Net Assets from Fund Share Transactions	574,678,497	538,527,683
Increase in Net Assets	555,728,429	541,154,501

Net Assets:
Beginning of period	541,154,501	—
End of period*	$1,096,882,930	$541,154,501
*Includes (overdistributed) undistributed net investment income, respectively, of:	$(381,521)	$14,149

†	For the period November 29, 2013 (inception date) to October 31, 2014.

See Notes to Financial Statements.

Legg Mason BW Alternative Credit Fund 2015 Semi-Annual Report	11

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class A Shares[1]	2015[2]	2014[3]

Net asset value, beginning of period	$10.89	$10.00

Income from operations:
Net investment income	0.08	0.19
Net realized and unrealized gain	0.05	0.91
Total income from operations	0.13	1.10

Less distributions from:
Net investment income	(0.08)	(0.21)
Net realized gains	(0.35)	—
Total distributions	(0.43)	(0.21)

Net asset value, end of period	$10.59	$10.89
Total return[4]	1.23%	11.06%

Net assets, end of period (000s)	$154,755	$108,210

Ratios to average net assets:
Gross expenses[5]	1.57%[6]	1.69%
Net expenses[5,7,8,9]	1.57 [6]	1.38
Net investment income[5]	1.48	1.90

Portfolio turnover rate	27%	131%[10]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2015 (unaudited).

[3]	For the period December 2, 2013 (inception date) to October 31, 2014.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.65%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]	Excludes securities received as a result of a contribution in-kind.

See Notes to Financial Statements.

12	Legg Mason BW Alternative Credit Fund 2015 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class C Shares[1]	2015[2]	2014[3]

Net asset value, beginning of period	$10.89	$10.00

Income from operations:
Net investment income	0.04	0.13
Net realized and unrealized gain	0.06	0.90
Total income from operations	0.10	1.03

Less distributions from:
Net investment income	(0.05)	(0.14)
Net realized gains	(0.35)	—
Total distributions	(0.40)	(0.14)

Net asset value, end of period	$10.59	$10.89
Total return[4]	0.89%	10.38%

Net assets, end of period (000s)	$45,283	$14,500

Ratios to average net assets:
Gross expenses[5]	2.25%	2.35%
Net expenses[5,6,7,8]	2.25	2.02
Net investment income[5]	0.77	1.31

Portfolio turnover rate	27%	131%[9]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2015 (unaudited).

[3]	For the period December 2, 2013 (inception date) to October 31, 2014.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 2.40%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]	Excludes securities received as a result of a contribution in-kind.

See Notes to Financial Statements.

Legg Mason BW Alternative Credit Fund 2015 Semi-Annual Report	13

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class FI Shares[1]	2015[2]	2014[3]

Net asset value, beginning of period	$10.89	$10.00

Income from operations:
Net investment income	0.08	0.20
Net realized and unrealized gain	0.05	0.90
Total income from operations	0.13	1.10

Less distributions from:
Net investment income	(0.08)	(0.21)
Net realized gains	(0.35)	—
Total distributions	(0.43)	(0.21)

Net asset value, end of period	$10.59	$10.89
Total return[4]	1.24%	11.09%

Net assets, end of period (000s)	$21,990	$22,027

Ratios to average net assets:
Gross expenses[5]	1.55%	1.58%
Net expenses[5,6,7,8]	1.55	1.26
Net investment income[5]	1.50	2.05

Portfolio turnover rate	27%	131%[9]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2015 (unaudited).

[3]	For the period December 2, 2013 (inception date) to October 31, 2014.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.65%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]	Excludes securities received as a result of a contribution in-kind.

See Notes to Financial Statements.

14	Legg Mason BW Alternative Credit Fund 2015 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class I Shares[1]	2015[2]	2014[3]

Net asset value, beginning of period	$10.89	$10.00

Income from operations:
Net investment income	0.09	0.20
Net realized and unrealized gain	0.06	0.91
Total income from operations	0.15	1.11

Less distributions from:
Net investment income	(0.10)	(0.22)
Net realized gains	(0.35)	—
Total distributions	(0.45)	(0.22)

Net asset value, end of period	$10.59	$10.89
Total return[4]	1.39%	11.22%

Net assets, end of period (000s)	$742,013	$245,187

Ratios to average net assets:
Gross expenses[5]	1.27%[6]	1.39%
Net expenses[5,7,8,9]	1.27 [6]	1.25
Net investment income[5]	1.78	2.04

Portfolio turnover rate	27%	131%[10]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2015 (unaudited).

[3]	For the period December 2, 2013 (inception date) to October 31, 2014.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 1.35%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]	Excludes securities received as a result of a contribution in-kind.

See Notes to Financial Statements.

Legg Mason BW Alternative Credit Fund 2015 Semi-Annual Report	15

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class IS Shares[1]	2015[2]	2014[3]

Net asset value, beginning of period	$10.90	$10.00

Income from operations:
Net investment income	0.10	0.24
Net realized and unrealized gain	0.05	0.89
Total income from operations	0.15	1.13

Less distributions from:
Net investment income	(0.10)	(0.23)
Net realized gains	(0.35)	—
Total distributions	(0.45)	(0.23)

Net asset value, end of period	$10.60	$10.90
Total return[4]	1.39%	11.35%

Net assets, end of period (000s)	$132,842	$151,231

Ratios to average net assets:
Gross expenses[5]	1.25%[6]	1.59%
Net expenses[5,7,8,9]	1.25 [6]	1.25
Net investment income[5]	1.80	2.48

Portfolio turnover rate	27%	131%[10]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2015 (unaudited).

[3]	For the period November 29, 2013 (inception date) to October 31, 2014.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 1.25%. In addition, total annual fund operating expenses for Class IS shares did not exceed total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]	Excludes securities received as a result of a contribution in-kind.

See Notes to Financial Statements.

16	Legg Mason BW Alternative Credit Fund 2015 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason BW Alternative Credit Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the

Legg Mason BW Alternative Credit Fund 2015 Semi-Annual Report	17

Notes to financial statements (unaudited) (cont’d)

“Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

18	Legg Mason BW Alternative Credit Fund 2015 Semi-Annual Report

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Collateralized mortgage obligations	—	$790,712,374	—	$790,712,374
Asset-backed securities	—	195,256,378	—	195,256,378
Total long-term investments	—	$985,968,752	—	$985,968,752
Short-term investments†	$107,256,735	—	—	107,256,735
Total investments	$107,256,735	$985,968,752	—	$1,093,225,487
Other financial instruments:
Forward foreign currency contracts	—	$12,463,577	—	$12,463,577
Centrally cleared credit default swaps on credit indices — sell protection	—	664,119	—	664,119
OTC credit default swaps on credit indices — sell protection‡	—	173,594	—	173,594
Total other financial instruments	—	$13,301,290	—	$13,301,290
Total	$107,256,735	$999,270,042	—	$1,106,526,777

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other financial instruments:
Forward foreign currency contracts	—	$6,197,909	—	$6,197,909
Centrally cleared credit default swaps on credit indices — sell protection	—	296,660	—	296,660
OTC credit default swaps on credit indices — sell protection‡	—	799,322	—	799,322
Total	—	$7,293,891	—	$7,293,891

†	See Schedule of Investments for additional detailed categorizations.

‡	Values include any premiums paid or received with respect to swap contracts.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest.

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Notes to financial statements (unaudited) (cont’d)

To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge exposure of bond positions or in an attempt to increase the Fund’s return. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

20	Legg Mason BW Alternative Credit Fund 2015 Semi-Annual Report

(e) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market (“OTC Swaps”) or may be executed on a registered exchange (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of April 30, 2015, the total notional value of all credit default swaps to sell protection is $103,270,000 and 89,670,000EUR. These amounts would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.

For average notional amounts of swaps held during the six months ended April 30, 2015, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to

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Notes to financial statements (unaudited) (cont’d)

the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Notes to Financial Statements and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

(f) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing

22	Legg Mason BW Alternative Credit Fund 2015 Semi-Annual Report

exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(g) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(h) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign

Legg Mason BW Alternative Credit Fund 2015 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(i) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s investment manager attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

Absent an event of default by the counterparty or a termination of the agreement, the terms of the master agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

As of April 30, 2015, the Fund held forward foreign currency contracts and OTC credit default swaps with credit related contingent features which had a liability position of $6,997,231. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

24	Legg Mason BW Alternative Credit Fund 2015 Semi-Annual Report

(j) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The Fund accretes market discounts and amortizes market premiums on debt securities using the effective yield method. Accretion of market discounts and amortization of market premiums requires the application of several assumptions including, but not limited to, prepayment assumptions and default rate assumptions, which are re-evaluated not less than quarterly and require the use of a significant amount of judgment. Principal write-offs are generally treated as realized losses. The Fund’s accretion of discounts and amortization of premiums for U.S. federal and other tax purposes is likely to differ from the financial accounting treatment under GAAP of these items as described above. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(k) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record, and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(l) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(m) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(n) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions and has concluded that as of April 30, 2015, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

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Notes to financial statements (unaudited) (cont’d)

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(o) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Brandywine Global Investment Management, LLC (“Brandywine Global”) is the Fund’s investment adviser. LMPFA and Brandywine Global are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 1.15% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the investment adviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Brandywine Global 90% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class FI, Class I and Class IS shares did not exceed 1.65%, 2.40%, 1.65%, 1.35% and 1.25%, respectively. In addition, total annual fund operating expenses for Class IS shares did not exceed total annual operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

During the six months ended April 30, 2015, fees waived and/or expenses reimbursed amounted to $655.

The investment manager is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which the investment manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

26	Legg Mason BW Alternative Credit Fund 2015 Semi-Annual Report

Pursuant to these arrangements, at April 30, 2015, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class C	Class FI	Class I	Class IS
Expires October 31, 2017	$52,174	$11,618	$12,884	$34,269	$193,819
Expires October 31, 2018	16	2	4	35	598
Total fee waivers/expense reimbursements subject to recapture	$52,190	$11,620	$12,888	$34,304	$194,417

For the six months ended April 30, 2015, LMPFA recaptured $7,688, $14,415 and $30,091 for Class A, Class I and Class IS shares, respectively.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 4.25% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended April 30, 2015, LMIS and its affiliates retained sales charges of $10,300 on sales of the Fund’s Class A shares. In addition, for the six months ended April 30, 2015, CDSCs paid to LMIS and its affiliates were:

	Class A	Class C
CDSCs	$704	$3,616

Under a Deferred Compensation Plan (the “Plan”), Trustees may elect to defer receipt of all or a specified portion of their compensation. A participating Trustee may select one or more funds managed by affiliates of Legg Mason in which his or her deferred trustee’s fees will be deemed to be invested. Deferred amounts remain in the Fund until distributed in accordance with the Plan. In May 2015, the Board of Trustees approved an amendment to the Plan so that effective January 1, 2016, no compensation earned after that date may be deferred under the Plan.

During the reporting period, all officers and two Trustees of the Trust were employees of Legg Mason or its affiliates and did not receive compensation from the Trust.

3. Investments

During the six months ended April 30, 2015, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$775,551,695
Sales	198,063,110

Legg Mason BW Alternative Credit Fund 2015 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

At April 30, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$4,646,193
Gross unrealized depreciation	(74,361,499)
Net unrealized depreciation	$(69,715,306)

At April 30, 2015, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	22,290,000	USD	25,355,990	Barclays Bank PLC	5/12/15	$(325,437)
EUR	49,405,000	USD	53,281,810	Barclays Bank PLC	5/12/15	2,197,529
USD	72,564,427	EUR	65,155,000	Barclays Bank PLC	5/12/15	(601,373)
EUR	5,620,000	USD	6,296,884	Citibank N.A.	5/12/15	14,094
EUR	23,250,000	USD	26,000,684	Citibank N.A.	5/12/15	107,901
USD	577,142,381	EUR	506,910,000	Citibank N.A.	5/12/15	7,907,856
USD	2,300,414	EUR	2,030,000	Citibank N.A.	5/12/15	20,826
USD	23,809,736	EUR	20,970,000	Citibank N.A.	5/12/15	261,477
USD	5,229,510	EUR	4,880,000	Citibank N.A.	5/12/15	(250,485)
USD	6,110,519	EUR	5,500,000	Citibank N.A.	5/12/15	(65,706)
EUR	38,730,000	USD	42,318,915	HSBC Bank USA, N.A.	5/12/15	1,172,934
USD	4,603,986	EUR	4,260,000	HSBC Bank USA, N.A.	5/12/15	(179,780)
EUR	6,490,000	USD	7,405,272	JPMorgan Chase & Co.	5/12/15	(117,327)
USD	24,019,621	EUR	22,605,000	Morgan Stanley Capital Services, LLC	5/12/15	(1,364,661)
USD	7,423,910	EUR	7,035,000	Morgan Stanley Capital Services, LLC	5/12/15	(476,043)
USD	5,500,390	EUR	5,190,000	Morgan Stanley Capital Services, LLC	5/12/15	(327,720)
USD	12,821,330	EUR	11,840,000	Morgan Stanley Capital Services, LLC	5/12/15	(474,397)
USD	5,203,689	EUR	4,780,000	Morgan Stanley Capital Services, LLC	5/12/15	(164,011)
USD	6,297,740	EUR	5,520,000	National Australia Bank Ltd.	5/12/15	99,057
USD	33,437,738	EUR	29,390,000	National Australia Bank Ltd.	5/12/15	434,241
EUR	37,860,000	USD	43,227,980	UBS AG	5/12/15	(713,098)
EUR	3,460,000	USD	3,834,825	UBS AG	5/12/15	50,581
USD	15,667,012	EUR	14,430,000	UBS AG	5/12/15	(537,155)
AUD	18,700,000	USD	14,592,938	Citibank N.A.	5/14/15	197,081
USD	14,557,950	AUD	18,700,000	Morgan Stanley Capital Services, LLC	5/14/15	(232,068)
USD	9,193,313	GBP	6,080,000	Citibank N.A.	6/15/15	(136,790)
USD	12,719,797	GBP	8,440,000	HSBC Bank USA, N.A.	6/15/15	(231,858)
Total						$6,265,668

Abbreviations used in this table:
AUD	— Australian Dollar
EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

28	Legg Mason BW Alternative Credit Fund 2015 Semi-Annual Report

At April 30, 2015, the Fund had the following open swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]		Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid	Unrealized Appreciation (Depreciation)
Citigroup Capital Markets (Markit iTraxx Europe Crossover Index)	41,925,000	EUR	6/20/20	5.000% quarterly	$4,973,351	$4,309,232	$664,119
Goldman Sachs (Markit iTraxx Europe Crossover Index)	47,745,000	EUR	6/20/20	5.000% quarterly	5,663,749	5,960,409	(296,660)
Total	89,670,000	EUR			$10,637,100	$10,269,641	$367,459

OTC CREDIT DEFAULT SWAPS ON CREDIT INDICIES — SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
JPMorgan Securities Inc. (Markit CMBX.NA.BB.6 Index)	$15,130,000	5/11/63	5.000% monthly	$133,188	$27,608	$105,580
JPMorgan Securities Inc. (Markit CMBX.NA.BB.6 Index)	4,590,000	5/11/63	5.000% monthly	40,406	42,022	(1,616)
JPMorgan Securities Inc. (Markit CMBX.NA.BB.7 Index)	12,965,000	1/17/47	5.000% monthly	(124,036)	(185,953)	61,917
JPMorgan Securities Inc. (Markit CMBX.NA.BB.7 index)	16,875,000	1/17/47	5.000% monthly	(161,443)	(156,264)	(5,179)
Morgan Stanley (Markit CMBX.NA.BB.7 Index)	17,935,000	1/17/47	5.000% monthly	(171,584)	(23,947)	(147,637)
Morgan Stanley (Markit CMBX.NA.BB.7 Index)	6,900,000	1/17/47	5.000% monthly	(66,012)	(181,135)	115,123
Morgan Stanley (Markit CMBX.NA.BB.7 Index)	11,785,000	1/17/47	5.000% monthly	(112,747)	(169,029)	56,282
Morgan Stanley (Markit CMBX.NA.BB.7 Index)	17,090,000	1/17/47	5.000% monthly	(163,500)	(135,756)	(27,744)
Total	$103,270,000			$(625,728)	$(782,454)	$156,726

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

Legg Mason BW Alternative Credit Fund 2015 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at April 30, 2015.

ASSET DERIVATIVES[1]
	Foreign Exchange Risk	Credit Risk	Total
OTC swap contracts[2]	—	$173,594	$173,594
Centrally cleared swap contracts[3]	—	664,119	664,119
Forward foreign currency contracts	$12,463,577	—	12,463,577
Total	$12,463,577	$837,713	$13,301,290

LIABILITY DERIVATIVES[1]
	Foreign Exchange Risk	Credit Risk	Total
OTC swap contracts[2]	—	$799,322	$799,322
Centrally cleared swap contracts[3]	—	296,660	296,660
Forward foreign currency contracts	$6,197,909	—	6,197,909
Total	$6,197,909	$1,095,982	$7,293,891

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.

[3]

Includes cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the footnotes. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended April 30, 2015. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Futures contracts	$2,551,513	—	—	$2,551,513
Swap contracts	—	—	$714,193	714,193
Forward foreign currency contracts[1]	—	$69,039,921	—	69,039,921
Total	$2,551,513	$69,039,921	$714,193	$72,305,627

[1]	Net realized gain (loss) from forward foreign currency contracts is reported in net realized gain (loss) from foreign currency transactions in the Statement of Operations.

30	Legg Mason BW Alternative Credit Fund 2015 Semi-Annual Report

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Foreign Exchange Risk	Credit Risk	Total
Swap contracts	—	$720,956	$720,956
Forward foreign currency contracts[1]	$(10,472,014)	—	(10,472,014)
Total	$(10,472,014)	$720,956	$(9,751,058)

[1]

The change in unrealized appreciation (depreciation) from forward foreign currency contracts is reported in the change in net unrealized appreciation (depreciation) from foreign currencies in the Statement of Operations.

During the six months ended April 30, 2015, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)[1]	$31,077,911
Forward foreign currency contracts (to buy)	123,570,706
Forward foreign currency contracts (to sell)	692,802,405

Average Notional Balance
Credit default swap contracts (to sell protection)	$108,690,625

[1]	At April 30, 2015, there were no open positions held in this derivative.

The following table presents by financial instrument, the Fund’s derivative assets net of the related collateral received by the Fund at April 30, 2015:

	Gross Amount of Derivative Assets in the Statement of Assets and Liabilities[1]	Collateral Received[2,3]	Net Amount
Centrally cleared swap contracts[4]	$6,098,160	—	$6,098,160
OTC swap contracts	173,594	$(173,594)	—
Forward foreign currency contracts	12,463,577	—	12,463,577
Total	$18,735,331	$(173,594)	$18,561,737

The following table presents by financial instrument, the Fund’s derivative liabilities net of the related collateral pledged by the Fund at April 30, 2015:

	Gross Amount of Derivative Liabilities in the Statement of Assets and Liabilities[1]	Collateral Pledged	Net Amount
OTC swap contracts	$799,322	—	$799,322
Forward foreign currency contracts	6,197,909	—	6,197,909
Total	$6,997,231	—	$6,997,231

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.

[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

[4]	Amount represents the current day’s variation margin as reported in the Statement of Assets and Liabilities. It differs from the cumulative appreciation (depreciation) presented in the previous table.

Legg Mason BW Alternative Credit Fund 2015 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C and Class FI shares calculated at the annual rate of 0.25%, 1.00% and 0.25% of the average daily net assets of each class, respectively. Service and distribution fees are accrued daily and paid monthly.

For the six months ended April 30, 2015, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$156,818	$62,058
Class C	132,306	5,235
Class FI	27,779	9,994
Class I	—	102,974
Class IS	—	934
Total	$316,903	$181,195

For the six months ended April 30, 2015, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$16
Class C	2
Class FI	4
Class I	35
Class IS	598
Total	$655

6. Distributions to shareholders by class

	Six Months Ended April 30, 2015	Period Ended October 31, 2014
Net Investment Income:
Class A	$997,492	$362,208	†
Class C	113,818	46,139	†
Class FI	176,514	79,402	†
Class I	4,651,442	704,222	†
Class IS	1,340,722	1,476,175	‡
Total	$7,279,988	$2,668,146

32	Legg Mason BW Alternative Credit Fund 2015 Semi-Annual Report

	Six Months Ended April 30, 2015	Period Ended October 31, 2014
Net Realized Gains:
Class A	$4,051,941	—
Class C	631,123	—
Class FI	667,353	—
Class I	10,878,812	—
Class IS	4,748,835	—
Total	$20,978,064	—

†	For the period December 2, 2013 (inception date) to October 31, 2014.

‡	For the period November 29, 2013 (inception date) to October 31, 2014.

7. Shares of beneficial interest

At April 30, 2015, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended April 30, 2015		Period Ended October 31, 2014
	Shares	Amount	Shares		Amount
Class A
Shares sold	8,416,792	$89,855,786	10,395,412	†	$113,679,854	†
Shares issued on reinvestment	470,352	4,967,040	32,769	†	356,744	†
Shares repurchased	(4,210,561)	(44,432,963)	(492,892)	†	(5,380,787)	†
Net increase	4,676,583	$50,389,863	9,935,289	†	$108,655,811	†

Class C
Shares sold	2,981,131	$31,786,412	1,943,614	†	$21,208,239	†
Shares issued on reinvestment	69,945	738,096	3,697	†	40,368	†
Shares repurchased	(107,256)	(1,138,235)	(616,098)	†	(6,722,118)	†
Net increase	2,943,820	$31,386,273	1,331,213	†	$14,526,489	†

Class FI
Shares sold	809,891	$8,639,944	2,054,383	†	$22,404,708	†
Shares issued on reinvestment	79,857	843,596	7,263	†	79,400	†
Shares repurchased	(835,985)	(8,970,369)	(39,801)	†	(437,472)	†
Net increase	53,763	$513,171	2,021,845	†	$22,046,636	†

Class I
Shares sold	57,769,360	$615,247,495	24,289,144	†	$265,543,581	†
Shares issued on reinvestment	1,458,883	15,417,304	63,858	†	694,842	†
Shares repurchased	(11,675,841)	(123,988,448)	(1,840,278)	†	(20,168,634)	†
Net increase	47,552,402	$506,676,351	22,512,724	†	$246,069,789	†

Legg Mason BW Alternative Credit Fund 2015 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended April 30, 2015		Period Ended October 31, 2014
	Shares	Amount	Shares		Amount
Class IS
Shares sold	2,614,001	$27,954,864	10,140,607	‡	$109,879,133	‡
Shares issued on reinvestment	500,208	5,289,060	130,844	‡	1,396,036	‡
Shares repurchased	(4,457,314)	(47,531,085)	(124,348)	‡	(1,354,824)	‡
In-kind capital contribution	—	—	3,730,861	‡	37,308,613	‡
Net increase (decrease)	(1,343,105)	$(14,287,161)	13,877,964	‡	$147,228,958	‡

†	For the period December 2, 2013 (inception date) to October 31, 2014.

‡	For the period November 29, 2013 (inception date) to October 31, 2014.

8. In-kind transfer of securities

On November 29, 2013, the Fund’s Class IS shares received a contribution in-kind of investment securities, cash and other receivables in the amount of $37,308,613. The securities contributed in-kind had net unrealized appreciation of $256,815. This contribution was determined to be tax-free under the Internal Revenue Code Section 351 and no gain or loss was realized.

34	Legg Mason BW Alternative Credit Fund 2015 Semi-Annual Report

Board approval of management and subadvisory agreements (unaudited)

At its November 2014 meeting, the Fund’s Board of Trustees (the “Board”) approved the investment management agreement (the “Management Agreement”) with Legg Mason Partners Fund Advisor, LLC (the “Manager”) and the subadvisory agreement (the “Subadvisory Agreement”) between the Manager and Brandywine Global Investment Management, LLC (the “Subadviser”). (The Management Agreement and Subadvisory Agreement are collectively referred to as the “Agreements.”) The trustees who are not “interested persons” of the Fund (as defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”), met on October 9, 2014, with the assistance of their independent legal counsel, to review and evaluate the materials provided by the Manager to assist the Board, and in particular the Independent Trustees, in considering continuation of the Agreements. At such October meeting the Independent Trustees received a presentation from senior Fund management and reviewed the information provided, as well as a memorandum from their independent legal counsel. The Board, including the Independent Trustees, at its November 2014 meeting, reviewed and evaluated supplemental materials provided to assist the Board in considering continuation of the Agreements. The Independent Trustees further discussed continuation of the Agreements in an executive session with independent legal counsel on November 6, 2014.

In voting to approve continuation of the Agreements, the Board, including the Independent Trustees, considered whether continuation of the Agreements would be in the best interests of the Fund and its shareholders. No single factor or item of information reviewed by the Board was identified as the principal factor in determining whether to approve the Agreements. Based upon its evaluation of all material factors, including those described below, the Board concluded that the terms of each of the Agreements are reasonable and fair and that it was in the best interests of the Fund and its shareholders to approve continuation of the Agreements.

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser, under the Management Agreement and Subadvisory Agreement, respectively. The Board also considered the Manager’s supervisory activities over the Subadviser. In addition, the Board received and considered other information regarding the administrative and other services rendered to the Fund and its shareholders by the Manager. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Subadviser and the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge and familiarity gained as Board members of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services.

The Board reviewed the qualifications, backgrounds and responsibilities of the senior personnel serving the Fund and the portfolio management team primarily responsible for the

Legg Mason BW Alternative Credit Fund	35

Board approval of management and subadvisory agreements (unaudited) (cont’d)

day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial strength of the Manager’s parent organization, Legg Mason, Inc.

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight provided by the Manager. The Board also considered the Subadviser’s brokerage policies and practices, including the standards applied in seeking best execution, the policies and practices regarding soft dollars, and the existence of quality controls applicable to brokerage allocation procedures.

The Board received and reviewed performance information for the Fund (which for Class IS Shares included the performance of the Fund’s predecessor, which transferred its assets to the Fund on November 29, 2013) and for a group of funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The Lipper data also included a comparison of the Fund’s performance to the Fund’s designated benchmark. In addition, the trustees noted that they also had received and discussed at periodic intervals information comparing the Fund’s performance to that of its peer group and benchmark, and had met with the Fund’s portfolio managers at in-person meetings during the year.

The Board noted the Fund’s favorable performance for the one- and three-year periods ended June 30, 2014, which placed the Fund’s Class IS Shares in the first quintile. The Board noted that its evaluation of the factors of the nature, extent and quality of services and investment performance led it to conclude that, with respect to these factors, it was in the best interests of the Fund to approve continuation of the Agreements.

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadviser, respectively. The Board noted that the Manager, and not the Fund, pays the fee to the Subadviser. In addition, the Board reviewed and considered the actual management fee rate (after taking into account fees waived by the Manager which partially reduced the management fee owed to the Manager under the Management Agreement) (the “Actual Management Fee”).

The Board also reviewed information regarding the fees the Manager and the Subadviser charged any of their U.S. clients investing primarily in an asset class similar to that of the Fund including, where applicable, separate accounts. The Manager reviewed with the Board the significant differences in the scope of services provided to the Fund and to such other clients, and that the Manager coordinates and oversees the provision of services to the Fund by other fund service providers, including the Subadviser. The Board considered the fee comparisons in light of the scope of services required to manage these different types of accounts.

36	Legg Mason BW Alternative Credit Fund

The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, sets out the range of fees based on asset classes. In addition, the Manager provided and discussed with the Board a comparison with the fees of other registered investment companies managed in the same asset class, including subadvisory relationships with unaffiliated registered investment companies. Management also discussed with the Board the Fund’s distribution arrangements, including how amounts received by the Fund’s distributors are expended.

Additionally, the Board received and considered information comparing the Fund’s Contractual Management Fee, Actual Management Fee and the Fund’s overall expense ratio with those of a group of funds selected by Lipper, as comparable to the Fund and a broader universe of funds also selected by Lipper. With respect to the Fund, the Board noted that, although the Contractual Management Fee was higher than median (fifth quintile), the Actual Management Fee was lower than median (first quintile). The Board further noted that actual expenses for the Class IS Shares were higher than the Lipper expense group and expense universe averages.

The Board was provided an overview of the process followed in conducting the profitability study and received a report on the profitability of Legg Mason in providing services to the Fund, based on financial information and business data for the 12 months ended March 31, 2014 and 2013, which corresponds to Legg Mason’s fiscal year end. The Board considered the profitability study along with the other materials previously provided to the Board and determined that the profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund as the Fund’s assets have grown and whether the Fund has appropriately benefited from any economies of scale. Given the asset size of the Fund and the complex, as well as the Contract Management Fee, the Board noted that although there are no breakpoints included in the Contractual Management Fee, any economies of scale were appropriately reflected in the Actual Management Fee paid by the Fund.

The Board considered other benefits received by the Manager and its affiliates, as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders. The Board also considered the information provided by the Manager regarding amounts received by the Fund’s distributor and intermediary arrangements.

In light of the structure of the fees, the costs of providing investment management and other services to the Fund, the Manager’s ongoing commitment to the Fund and the ancillary benefits received, the Board concluded that the Management Fees were reasonable.

After evaluation of all material factors, the Board concluded that the continuation of each Agreement is in the best interests of the Fund.

Legg Mason BW Alternative Credit Fund	37

Legg Mason BW

Alternative Credit Fund

Trustees

Ruby P. Hearn

Arnold L. Lehman*

Chairman

Robin J.W. Masters

Jill E. McGovern

Arthur S. Mehlman

G. Peter O’Brien

S. Ford Rowan

Robert M. Tarola

Jane Trust*

President

*	Effective June 1, 2015, Mr. Lehman became Chairman and Ms. Trust became a Trustee, President and Chief Executive Officer.

Investment manager

Legg Mason Partners Fund Advisor, LLC

Investment adviser

Brandywine Global Investment Management, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

BNY Mellon Investment

Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Legg Mason BW Alternative Credit Fund

The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.

Legg Mason BW Alternative Credit Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

This report is submitted for the general information of the shareholders of Legg Mason BW Alternative Credit Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before you invest.

www.leggmason.com/individualinvestors

© 2015 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

© 2015 Legg Mason Investor Services, LLC Member FINRA, SIPC

BWXX01645 6/15 SR15-2516

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Nominating Committee will accept recommendations for nominations from shareholders. Shareholders may forward recommendations to the Fund Assistant Secretary at 100 International Drive, 7th Floor, Baltimore, Maryland 21202, Attn.: Fund Assistant Secretary.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99-CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive officer

Date:	June 22, 2015

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	June 22, 2015